INITIAL PUBLIC OFFERING	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

The Registration Statement for the Company’s Initial Public Offering was declared effective on August 10, 2021. On August 13, 2021, the Company completed its Initial Public Offering of 11,000,000 Units, at $10.00 per Unit, generating gross proceeds of $110,000,000. Each Unit consisted of one Public Share, and three-quarters of one Public Warrant. Each Public Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 per whole share (see Note 7).

The Company had granted the underwriters in the Initial Public Offering a 45-day option to purchase up to 1,650,000 additional Units to cover over-allotments, if any (see Note 6). On August 18, 2021, the underwriters fully exercised the over-allotment option and purchased an additional 1,650,000 Over-Allotment Units, generating gross proceeds of $16,500,000.

NOTE 3. INITIAL PUBLIC OFFERING

The Registration Statement for the Company’s Initial Public Offering was declared effective on August 10, 2021. On August 13, 2021, the Company completed its Initial Public Offering of 11,000,000 Units, at $10.00 per Unit, generating gross proceeds of $110,000,000. Each Unit consisted of one Public Share, and three-quarters of one Public Warrant. Each Public Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 per whole share (see Note 7).

The Company had granted the underwriters in the Initial Public Offering a 45-day option to purchase up to 1,650,000 additional Units to cover over-allotments, if any (see Note 6). On August 18, 2021, the underwriters fully exercised the over-allotment option and purchased an additional 1,650,000 Over-Allotment Units, generating gross proceeds of $16,500,000.